Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net income	$ 4,457,097	$ 4,000,499	$ 3,001,489
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Write off against accounts receivable	336,367
Depreciation and amortization expenses	202,325	102,905	38,699
Amortization of right of use assets	222,353	159,259
Recognition (reversal) of share-based compensation expenses	168,350	159,984	(14,483)
Deferred tax (benefits) expenses	(58,424)	(318,087)	60,975
Equity investment loss	25,622
Changes in fair value of short-term investments	10,331
Changes in operating assets and liabilities:
Accounts receivable	(5,486,914)	(3,134,065)	(792,031)
Prepayments	(197,402)	231,894	(583,613)
Other current assets	(1,143,200)	119,523	(659,145)
Accounts payable	260,350	94,461	(548,507)
Advances from customers	6,398	(476,261)	(125,872)
Income tax payable	535,981	618,120	296,904
Accrued expenses and other liabilities	179,738	408,725	85,954
Lease liabilities	(230,819)	(153,616)
Deferred government grants	(325,992)	(405,321)	552,277
Net Cash (Used in) Provided by Operating Activities	(1,037,839)	1,408,020	1,312,647
Cash Flows from Investing Activities:
Purchases of property and equipment	(160,602)	(1,312,941)	(668,067)
Payments of deposits for property purchase	(688,267)
Payment for land use rights			(418,520)
Investments in short-term investments	(2,043,259)	(2,460,879)	(2,920,260)
Investment in a limited partnership	(1,217,039)
Release from short-term investments		3,618,940	3,502,799
Buy out of a non-controlling interests		(33,718)
Loan repayment from (provided to) a related party	14,489	(14,476)
Net Cash Used in Investing Activities	(4,094,678)	(203,074)	(504,048)
Cash Flows from Financing Activities:
Proceeds from issuance of common stocks in connection with initial public offering, net of offering cost	11,886,363
Payment of expenses relating to initial public offerings	(388,709)	(468,328)
Capital contribution from shareholders			3,580,260
Proceeds from bank borrowings			756,544
Repayment of bank borrowings		(723,788)
Net Cash Provided by (Used in) Financing Activities	11,497,654	(1,192,116)	4,336,804
Effect of exchange rate changes on cash and cash equivalents	875,258	(98,953)	(205,243)
Net increase (decrease) in cash and cash equivalents	7,240,395	(86,123)	4,940,160
Cash and cash equivalents at beginning of year	7,832,552	7,918,675	2,978,515
Cash and cash equivalents at end of year	15,072,947	7,832,552	7,918,675
Supplemental Cash Flow Information
Cash paid for interest expense		30,312	5,840
Cash paid for income tax	2,642	87,111	144,252
Noncash investing activities
Right of use assets obtained in exchange for operating lease obligations	$ 37,919	$ 419,362